[Investors Bank & Trust Letterhead]



July 6, 1998

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:     MassMutual Indexed Equity Fund
        File Nos. 33-73824 and 811-8274

Ladies and Gentlemen:

        Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the MassMutual Indexed Equity Fund (the "Fund"), the undersigned certifies that (i) the form of the Fund's Prospectus dated
July 1, 1998, and the Statement of Additional Information dated July 1, 1998, that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment ("PEA") No. 9, the most recent amendment to the Registration Statement on Form N-1A, which became effective with the Securities and Exchange Commission on July 1, 1998, and (ii) the text of PEA No. 9 was filed electronically via EDGAR on June 30, 1998.

        Questions regarding this filing should be directed to the undersigned at (617) 946-1940, or in his absence to Susan Mosher, Esq. at (617) 330-6413.

                                                   Very truly yours,

                                                   /s/ John M. DelPrete
                                                   --------------------
                                                   John M. DelPrete


cc:  John Deitelbaum, Esq.